Convertible Senior Notes (Tables)	12 Months Ended
Dec. 31, 2022
Debt Instruments [Abstract]
Summary of the Company's unsecured senior notes
The following table provides a summary of the Company’s non-current portion of unsecured senior notes as of December 31, 2021 and December 31, 2022:

	December 31, 2021	December 31, 2022	Effective interest
	Amounts	Amounts	rate

	RMB in thousands
April 2026 Notes	2,697,698	2,956,815	1.74%
2027 Notes	5,031,312	—	1.52%
December 2026 Notes	10,055,082	5,726,335	0.80%

Carrying value	17,784,092	8,683,150

Unamortized discount and debt issuance costs	255,033	99,698

Total principal amounts of unsecured senior notes	18,039,125	8,782,848